Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard Fixed Income Securities Funds
Central Index Key	dei_EntityCentralIndexKey	0000106444
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 22, 2011
Vanguard Long-Term Investment-Grade Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 26, 2011
Vanguard Long-Term Investment-Grade Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 26, 2011
Vanguard Long-Term Investment-Grade Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 26, 2011